Leases	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASES

NOTE 10 – LEASES

The Company has several operating leases for manufacturing facilities, dormitories and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2025, 2024 and 2023 was $163,393, $8,338 and 4,943, respectively.

The Company’s operating leases primarily include leases for dormitories, office space and manufacturing facilities. The current portion of operating lease liabilities is presented on the consolidated balance sheet. For the year ended December 31, 2025, total lease expense amounted to $163,393, which included $8,407 of interest, $141,989 of amortization expense of ROU assets and short-term lease expense of $13,537. For the year ended December 31, 2024, total lease expense amounted to $8,338, which included nil of interest, $8,338 of amortization expense of ROU assets and short-term lease expense of nil. Total cash paid for operating leases amounted to $153,370 and nil for the years ended December 31, 2025 and 2024, respectively. Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2025
Right-of-use assets	$247,573

Operating lease liabilities – current	$126,319
Operating lease liabilities – non-current	81,452
Total operating lease liabilities	$207,771

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.83
Weighted average discount rate	3.61%

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,
2026	$131,580
2027	82,801
2028	-
2029	-
2030	-
Total future minimum lease payments	214,381
Less: Imputed interest	(6,610)
Present value of lease liabilities	$207,771